                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/03
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 P.O. Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number:    28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Beth Kuker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   Elizabeth Kuker                    Rockland, DE        2/20/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:             139
                                        --------------------

Form 13F Information Table Value Total:   $ 286,594,071
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                     Greenville Capital Management, Inc.

                                   13F Report

                    For the Month Ended December 31, 2003


COMMON STOCK                                   CLASS          CUSIP                  VALUE               QUANTITY        Discretion
02Micro International, Inc.                    Common       g6797e106              $298,258.00             13,250             X
1-800-Flowers.com, Inc.                        Common       68243Q106            $3,583,882.00            324,040             X
Aaron Rents, Inc.                              Common      0021535201            $3,210,836.00            159,505             X
Accredited Home Lenders Company                Common       00437p107            $1,201,050.00             39,250             X
Aeropostale, Inc.                              Common       007865108              $898,691.00             32,775             X
Align Technology, Inc.                         Common       016255101            $4,326,446.00            262,050             X
Alliance Gaming Corporation                    Common       01859P609            $1,616,424.00             65,575             X
Altiris, Inc.                                  Common       02148M100            $4,300,080.00            117,875             X
America Service Group, Inc.                    Common       02364L109            $2,576,961.00             83,440             X
American Software A                            Common       029683109              $943,735.00            131,825             X
Amsurg Corp.                                   Common       03232P405            $1,498,076.00             39,475             X
Anteon International Corp.                     Common       03674e108            $2,449,418.00             67,945             X
Argonaut Group, Inc.                           Common       040157109            $1,853,844.00            119,295             X
Ascential Software Corporation                 Common       04362P207            $2,911,765.00            112,250             X
Aspect Communications Corporation              Common       04523Q102            $2,689,313.00            170,750             X
Asta Funding                                   Common       046220109            $2,374,210.00             69,320             X
ASV, Inc.                                      Common       01963107             $2,398,900.00             64,400             X
August Technology Corp.                        Common       02364L109            $1,747,749.00             93,965             X
Authentidate Holdings, Inc.                    Common       052666104              $625,643.00             52,575             X
Avocent Corporation                            Common       053893103              $474,760.00             13,000             X
Beazer Homes USA, Inc.                         Common       07556Q105              $642,115.00              6,575             X
Bennett Enviromental Inc.                      Common       081906109            $2,452,342.00            118,780             X
Bentley Pharmaceuticals, Inc.                  Common       082657107            $1,579,774.00            118,780             X
BIOLASE Technology, Inc                        Common       090911108              $659,020.00             39,700             X
Bio-Reference Labs, Inc                        Common       09057G602              $254,997.00             19,525             X
Brookfield Homes Corporation                   Common       112723101            $2,367,619.00             91,875             X
Candela Corporation                            Common       136907102            $2,381,126.00            130,975             X
Carrier Access Corp.                           Common       144460102              $963,072.00             76,800             X
Casual Male Retail Group, Inc.                 Common       148711104            $1,672,956.00            241,060             X
Checkpoint Systems, Inc.                       Common       M22465104            $1,005,539.00             53,175             X
ChipMOS Technologies, Inc.                     Common       G2110R106              $438,513.00             46,700             X
Cognizant Technology Solutions, Corp.          Common       192446102            $3,579,317.00             78,425             X
Comstock Resources, Inc.                       Common       205768203              $513,380.00             26,600             X
Concorde Career, Inc.                          Common       20651H201              $329,840.00             13,300             X
Conn's Inc.                                    Common       208242107            $2,283,141.00            141,810             X
Cott Corporation                               Common       22163N106            $1,068,582.00             38,150             X
Coventry Health Care, Inc.                     Common       222862104            $8,786,117.00            136,240             X
Cracker Barrel Old Country Store Inc.          Common       12489V106              $503,382.00             13,150             X
Dade Behring Holdings, Inc                     Common       23342J206            $2,589,363.00             72,450             X
Daktronics, Inc.                               Common       234264109                  661,445             26,300             X
DaVita, Inc.                                   Common       23918K108                3,601,650             92,350             X
Diagnostic Products, Inc.                      Common       252450101              $911,314.00             19,850             X
Dick's Sporting Goods, Inc.                    Common       253393102              $952,520.00             19,575             X
DiTech Communications, Inc.                    Common       25500M103            $5,011,840.00            262,400             X
Dycom Industries                               Common       267474101            $3,538,229.00            131,925             X
Ebookers Plc, Adr                              Common       278725106            $1,243,139.00             85,030             X
eCollege.com                                   Common       27887E100            $1,457,417.00             78,950             X
Elk Corp                                       Common       287456107            $4,256,648.00            159,425             X
Epicor Software Corp                           Common       29426l108            $4,697,722.00            368,160             X
Esco Electronics, Inc.                         Common       296315104            $1,331,107.00             30,495             X
Finish Line, Inc.                              Common       317923100            $3,746,550.00            125,010             X
FMC Corp New                                   Common       302491303                $3,413.00                100             X
Fremont General Corporation                    Common       357288109              $444,733.00             26,300             X
Frequency Electronics, Inc.                    Common       358010106               $94,250.00              6,500             X
Frontline Ltd.                                 Common       G3682E127              $832,869.00             32,700             X
Gen Probe, Inc.                                Common       36866T103            $2,398,814.00             65,775             X
Gevity HR, Inc.                                Common       374393106            $6,118,558.00            275,115             X
Given Imaging Ltd.                             Common       M52020100            $4,663,231.00            259,790             X
Harvard Bioscience, Inc.                       Common       416906105              $356,890.00             40,100             X
Haverty Furniture, Inc.                        Common       419596101            $1,765,058.00             88,875             X
Healthextras, Inc.                             Common       422211102            $2,642,480.00            197,200             X
Icon Plc Adr                                   Common       45103T107            $3,426,960.00             78,600             X
IDT Corporation                                Common       448947101              $606,006.00             26,200             X
Illumina, Inc.                                 Common       452327109              $229,125.00             32,500             X
Immucor, Inc.                                  Common       452526106            $2,157,833.00            105,828             X
Integrated Circuit Systems, Inc.               Common       45811k208            $3,166,635.00            111,110             X
Intevac, Inc.                                  Common       461148108            $1,667,678.00            118,275             X
Inveresk Research Group                        Common       461238107            $2,440,233.00             98,675             X
iPayment, Inc.                                 Common       46262E105            $2,212,105.00             65,275             X
J.B. Hunt Transportation Systems               Common       445658107            $3,036,869.00            112,435             X
Jeffries Group, Inc.                           Common       472319102            $1,319,314.00             39,955             X
Joy Global, Inc.                               Common       481165108              $523,000.00             20,000             X
Keystone Automotive Industries, Inc.           Common       49338n109            $2,845,986.00            112,135             X
KOS Pharmaceutical, Inc.                       Common       500648100              $279,565.00              6,500             X
K-Swiss Inc.                                   Common       482686102            $8,995,084.00            373,240             X
Kyphon, Inc.                                   Common       501577100            $1,135,352.00             45,725             X
Lionbridge Technologies, Inc.                  Common       536252109            $3,432,720.00            357,575             X
LivePerson, Inc.                               Common       538146101               $64,250.00             12,850             X
Magma Design Automation, Inc.                  Common       559181102            $3,690,054.00            158,100             X
Mannatech, Inc.                                Common       563771104              $347,936.00             31,950             X
Martek Biosciences Corp.                       Common       572901106            $2,138,207.00             32,850             X
Marten Trasport, Ltd.                          Common       573075108            $2,591,730.00            167,749             X
Mastec, Inc.                                   Common       576323109              $693,108.00             46,800             X
Matrix Service Corp.                           Common       576853105            $3,647,173.00            201,390             X
Matrixx Initiatives, Inc.                      Common       57685L105            $2,566,833.00            144,700             X
Measurement Specialties, Inc.                  Common       583421102            $3,351,031.00            164,025             X
Merit Medical Systems, Inc.                    Common       589889104            $4,050,407.00            181,959             X
MICROS Systems, Inc.                           Common       594901100            $2,327,998.00             53,690             X
Mindspeed Technologies, Inc.                   Common       602682106            $1,786,138.00            260,750             X
Mobility Electronics, Inc                      Common       607410101            $1,206,588.00            134,950             X
Mobility Electronics, Inc.                     Common       607410101              $241,407.00             27,000             X
Modem Media, Inc.                              Common       607533106              $990,939.00            121,290             X
M-Systems Flash Disk Pioneers, LTD             Common       M7061c100            $1,133,325.00             65,700             X
NBTY, Inc.                                     Common       628782104            $1,066,342.00             39,700             X
Netopia, Inc.                                  Common       64114K104            $1,348,650.00             92,500             X
NetScreen Technologies, Inc.                   Common       64117V107            $1,622,363.00             65,550             X
Nuevo Energy Company                           Common       670509108              $800,027.00             33,100             X
OmniVision Technologies, Inc.                  Common       682128103           $10,538,386.00            190,740             X
Pediatrix Medical Group                        Common       705324101            $1,092,160.00             19,825             X
Peet's Coffee & Tea Inc.                       Common       705560100            $2,827,036.00            161,915             X
Per-se Technologies, Inc.                      Common       713569309            $3,736,657.00            244,210             X
Pixelworks, Inc                                Common       72581M107              $140,208.00             12,700             X
PSS World Medical, Inc.                        Common       69366A100            $1,739,354.00            144,225             X
Red Envelope, Inc.                             Common       75733R601            $1,330,573.00             79,675             X
Richardson Electronics, Ltd                    Common       763165107            $1,445,120.00            117,585             X
Rofin-Sinar Technologies, Inc.                 Common       775043102            $3,390,336.00             98,100             X
Ruby Tuesday, Inc.                             Common       781182100            $1,459,400.00             51,225             X
S M & A Corp.                                  Common       78465D105            $2,638,818.00            225,540             X
Salix Pharmaceuticals, Ltd.                    Common       795435106            $2,692,683.00            118,725             X
Satyam Computer                                Common       804098101            $5,217,807.00            177,900             X
Scansource, Inc.                               Common       806037107              $916,962.00             20,100             X
Scientific Games Corporation                   Common       80874p109            $6,406,345.00            377,510             X
Select Medical Inc.                            Common       816196109            $6,197,063.00            380,655             X
Selectica, Inc.                                Common       816288104              $562,499.00            131,425             X
SI International                               Common       78427V102            $3,538,256.00            180,800             X
Sierra Health Services, Inc.                   Common       826322109            $1,983,949.00             72,275             X
SigmaTel, Inc.                                 Common       82661W107              $333,797.00             13,525             X
Siliconware Precision Industries Company       Common       827084864              $405,048.00             78,650             X
SpatiaLight, Inc.                              Common       847248101            $1,409,625.00            262,500             X
Superconductor Technologies, Inc.              Common       867931107              $726,692.00            130,700             X
Swift Energy Company                           Common       870738101              $670,630.00             39,800             X
Synaptics Inc.                                 Common       87157D109              $793,940.00             53,000             X
Taro Pharmaceutical Industries, LTD            Common       m8737e108            $2,966,033.00             45,985             X
TBC Corp                                       Common       872180104            $2,485,503.00             96,300             X
Telik, Inc.                                    Common       87959M109            $1,366,200.00             59,400             X
The Providence Service Corporation             Common       743815102            $2,469,913.00            151,250             X
The Sharper Image Corporation                  Common       820013100              $651,000.00             20,000             X
TransAct Technologies, Inc.                    Common       892918103            $1,124,361.00             46,175             X
Tripath Technology, Inc.                       Common       89672P104            $1,376,506.00            196,925             X
Ultra Petroleum Corporation                    Common       903914109              $809,998.00             32,900             X
Universal Display Corporation                  Common       91347P105              $726,474.00             52,950             X
ValueClick, Inc.                               Common       92046N102              $596,806.00             65,800             X
VCA Antech, Inc.                               Common       918194101              $610,306.00             19,700             X
ViaSat, Inc.                                   Common       92552V100            $2,140,809.00            111,850             X
Vitran Corporation Inc.                        Common       92850E107            $2,096,606.00            148,170             X
Wilson Greatbatch Technologies, Inc.           Common       972232102              $566,418.00             13,400             X
World Acceptance Corporation                   Common       981419104            $1,971,596.00             99,125             X
Yellow Corporation                             Common       985509108            $2,217,764.00             61,315             X
ZymoGenetics, Inc.                             Common       98985T109              $305,350.00             19,700             X
                                            139                                $286,594,071.00